Transactions and Balances with Related Parties - Schedule of Current Assets Under Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Receivables (A Related Party of Gix Internet) [Member]
Schedule of Current Assets Under Related Parties [Line Items]
Related Party Current Assets	$ 53	$ 53
Other Receivables - Paraziro [Member]
Schedule of Current Assets Under Related Parties [Line Items]
Related Party Current Assets	10
Other Receivables (A Related Party of Eventer) [Member]
Schedule of Current Assets Under Related Parties [Line Items]
Related Party Current Assets		6
Related Parties [Member]
Schedule of Current Assets Under Related Parties [Line Items]
Related Party Current Assets	$ 63	$ 59